Impairment testing (Details Narrative) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment charge on non financial assets		£ 2,300
Intangible assets under development [member] | Midatech pharma (wales) limited [member]
IfrsStatementLineItems [Line Items]
Impairment charge on non financial assets	£ 11,600	£ 9,300